Sale of Future Royalties Liability - Schedule of Sale of Future Royalties Liability (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 23, 2023	Mar. 22, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [abstract]
Beginning balance			$ 0
Amounts received at closing	$ 100,000	$ 100,000	100,000
Non cash interest expense recognized			10,159	$ 0	$ 0
Ending balance			$ 110,159	$ 0